Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 666	$ 404
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	8,300	6,100
Unrecognized Tax Benefits	1,517	$ 1,239	$ 1,077
Prior December Twenty Seventeenth [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	8,000
After December Twenty Seventeenth [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	44,100
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	52,100
Deferred Tax Assets, Tax Credit Carryforwards, Research	700
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	65,300
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 800